Certain Balance Sheet Items (Aldagen Inc [Member])	12 Months Ended
Dec. 31, 2011
Aldagen Inc [Member]
Certain Balance Sheet Items Disclosure [Text Block]

3. Certain Balance Sheet Items

Inventories consist of the following as of December 31, 2011 and 2010:

	2011	2010

Raw materials	$11,352	$13,191
Finished goods	39,854	46,588
Total inventories	$51,206	$59,779

The Company recognized $74,399 of expense related to inventory obsolescence reserves or other inventory write-downs for the period from March 3, 2000 (inception) through December 31, 2011. During the year-ended December 31, 2011, there were inventory write-downs totaling $17,986.

Property and equipment consist of the following as of December 31:

	2011	2010

Lab equipment	$1,886,259	$1,883,836
Leasehold improvements	1,285,036	1,285,036
Computer equipment and software	171,628	171,628
Furniture and fixtures	79,838	79,838
Total	3,422,761	3,420,338
Less accumulated depreciation and amortization	(2,614,809)	(2,252,564)
Property and equipment, net	$807,952	$1,167,774

Depreciation and amortization expense relating to property and equipment, including equipment recorded under capital leases and leasehold improvements, for the years ended December 31, 2011 and 2010, and for the period from March 3, 2000 (inception) through December 31, 2011, was $362,246, $442,505 and $3,141,160, respectively.

Accrued expenses consist of the following as of December 31:

	2011	2010

Research and development expense	$66,606	$14,465
Compensation	–	139,394
Other	33,917	5,395
Total accrued expenses	$100,523	$159,254